Right-of-use Assets - Details Information About Breakdown Of Right Of Use Assets (Detail) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	$ 23,658	$ 29,968
Reclassification	(1,477)
Depreciation expense	(2,773)	(3,770)
Translation adjustments	(212)	1,185
Ending balance	19,196	27,383
Gross value [member]
Disclosure of quantitative information about right-of-use assets [line items]
Ending balance	53,674	72,010
Accumulated depreciation and impairment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Ending balance	(34,478)	(44,626)
Building lease [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	21,757	25,593
Reclassification	0
Depreciation expense	(2,540)	(2,452)
Translation adjustments	(213)	1,145
Ending balance	19,004	24,287
Building lease [member] | Gross value [member]
Disclosure of quantitative information about right-of-use assets [line items]
Ending balance	53,008	53,692
Building lease [member] | Accumulated depreciation and impairment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Ending balance	(34,004)	(29,405)
Office and laboratory equipment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	1,901	4,375
Reclassification	(1,477)
Depreciation expense	(233)	(1,318)
Translation adjustments	1	40
Ending balance	192	3,097
Office and laboratory equipment [member] | Gross value [member]
Disclosure of quantitative information about right-of-use assets [line items]
Ending balance	666	18,318
Office and laboratory equipment [member] | Accumulated depreciation and impairment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Ending balance	$ (474)	$ (15,221)